Financial Instruments - Summary of Information Regarding Notes Repaid (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)
3.369% Notes, Due 2019 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year		2019
Debt instrument, interest rate		3.369%		3.369%
Debt instrument, principal amount				$ 500
4.35% Notes, Due 2020 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year		2020
Debt instrument, interest rate		4.35%		4.35%
Debt instrument, principal amount				$ 750
4.70% Notes, Due 2019 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year		2019
Debt instrument, interest rate		4.70%		4.70%
Debt instrument, principal amount		$ 500
3.95% Notes, Due 2021 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year	2021	2021
Debt instrument, interest rate	3.95%	3.95%	3.95%	3.95%
Debt instrument, principal amount	$ 350	$ 350
3.85% Notes, Due 2024 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year	2024	2024
Debt instrument, interest rate	3.85%	3.85%	3.85%	3.85%
Debt instrument, principal amount	$ 450	$ 450
4.50% Notes, Due 2043 [member]
Disclosure of detailed information about borrowings [Line Items]
Debt instrument, maturity year	2043	2043
Debt instrument, interest rate	4.50%	4.50%	4.50%	4.50%
Debt instrument, principal amount	$ 350	$ 350
Redemption of notes [member] | 3.369% Notes, Due 2019 [member] | Full Redemption [member]
Disclosure of detailed information about borrowings [Line Items]
Notes, repaid date	October 2018
Debt instrument, maturity year	2019
Debt instrument, interest rate	3.369%		3.369%
Debt instrument, principal amount			$ 500
Redemption of notes [member] | 4.35% Notes, Due 2020 [member] | Full Redemption [member]
Disclosure of detailed information about borrowings [Line Items]
Notes, repaid date	October 2018
Debt instrument, maturity year	2020
Debt instrument, interest rate	4.35%		4.35%
Debt instrument, principal amount			$ 750
Redemption of notes [member] | 4.70% Notes, Due 2019 [member] | Full Redemption [member]
Disclosure of detailed information about borrowings [Line Items]
Notes, repaid date	October 2018
Debt instrument, maturity year	2019
Debt instrument, interest rate	4.70%		4.70%
Debt instrument, principal amount	$ 500
Redemption of notes [member] | 3.95% Notes, Due 2021 [member] | Partial Redemption [member]
Disclosure of detailed information about borrowings [Line Items]
Notes, repaid date	October 2018
Debt instrument, maturity year	2021
Debt instrument, interest rate	3.95%		3.95%
Debt instrument, principal amount	$ 350
Redemption of notes [member] | 3.85% Notes, Due 2024 [member] | Partial Redemption [member]
Disclosure of detailed information about borrowings [Line Items]
Notes, repaid date	October 2018
Debt instrument, maturity year	2024
Debt instrument, interest rate	3.85%		3.85%
Debt instrument, principal amount	$ 450
Redemption of notes [member] | 4.50% Notes, Due 2043 [member] | Partial Redemption [member]
Disclosure of detailed information about borrowings [Line Items]
Notes, repaid date	October 2018
Debt instrument, maturity year	2043
Debt instrument, interest rate	4.50%		4.50%
Debt instrument, principal amount	$ 350
Redemption of notes [member] | 6.50% Notes, Due 2018 [member] | Full Redemption [member]
Disclosure of detailed information about borrowings [Line Items]
Notes, repaid date	December 2017
Debt instrument, maturity year	2018
Debt instrument, interest rate	6.50%		6.50%
Debt instrument, principal amount	$ 1,000
Redemption of notes [member] | 1.65% Notes, Due 2017 [member] | Full Redemption [member]
Disclosure of detailed information about borrowings [Line Items]
Notes, repaid date	September 2017
Debt instrument, maturity year	2017
Debt instrument, interest rate	1.65%		1.65%
Debt instrument, principal amount	$ 550
Redemption of notes [member] | 1.30% Notes, Due 2017 [member] | Full Redemption [member]
Disclosure of detailed information about borrowings [Line Items]
Notes, repaid date	February 2017
Debt instrument, maturity year	2017
Debt instrument, interest rate	1.30%		1.30%
Debt instrument, principal amount	$ 550